Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Leasehold improvement cost	$ 223,587			$ 223,587
Lease commencement date	Jan. 28, 2015				Jan. 28, 2015
Lease period	2 years				2 years
Depreciation expense	$ 88,161	$ 2,011	$ 444	$ 201,905	$ 2,967	$ 21,915